Share-based Payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional information related to stock options
Share-based payment expenses related to share options granted	¥ 475,653	¥ 302,941	¥ 225,494
Fair value of shares vested	7,621	24,603
Employees
Additional information related to stock options
Share-based payment expenses related to share options granted	7,002	23,366	34,934
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 243
Weighted-average period over which unrecognized compensation cost is to be recognized	3 months
Non-vested shares | Employees
Additional information related to stock options
Share-based payment expenses related to share options granted	¥ 468,651	¥ 279,575	¥ 190,560